Exhibit 99.1
HSBC Automotive Trust (USA) 2007-1
Servicer's Certificate
(Delivered pursuant to Section 4.9 of
the Sale and Servicing Agreement)

Collection Period Beginning	01-May-07
Collection Period Ending	31-May-07
Previous Distribution Date	17-May-07
Distribution Date	18-Jun-07
Days in Interest Period	32
Days in Collection Period	31
Months Since Closing	4

I. COLLECTION PERIOD POOL BALANCE CALCULATION
Beginning of Collection Period Pool Balance	1,060,580,234.52

Principal Receivables Added	0.00
Monthly Principal Amounts:
Principal Payments Received for the Collection Period	38,568,440.58
Liquidated Receivables for the Collection Period	2,856,967.29
Principal Amount of Repurchased Receivables for the Collection Period	0.00
End of Collection Period Pool Balance	1,019,154,826.65
End of Collection Period Pool Factor	85.976730%

II. COLLECTION PERIOD NOTEHOLDER CALCULATIONS

A. Class A-1

1. Information regarding distributions
a. Total distribution per $1,000	162.961036
b. Principal distribution per $1,000	161.127330
c. Interest distribution per $1,000	1.833706

2. Calculation of Class A-1 interest due
a. Class A-1 related Note Rate	5.32600%

b. Class A-1 Note balance - beginning of period	85,832,324.27

c. Accrual convention	Actual/360
d. Days in Interest Period	32

e. Class A-1 interest due - current period	406,349.30
f. Class A Interest Carryover Shortfall with respect to Class A-1	0.00
g. Class A-1 interest paid	406,349.30

h. Class A-1 unpaid interest with respect to the Distribution Date	0.00

3. Calculation of Class A-1 principal balance
a. Class A-1 Note balance - beginning of period	85,832,324.27
b. Class A Minimum Principal Distributable Amount paid to Class A-1	35,705,816.28
c. Class A Additional Principal Distributable Amount paid to Class A-1	0.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-1	0.00
e. Class A-1 Note balance - end of period	50,126,507.99
f. Class A-1 Notes as a percentage of the total Notes outstanding on the Distribution Date	7.286576%
g. Class A-1 Notes as a percentage of the Pool Balance on the Distribution Date	4.918439%

B. Class A-2
1. Information regarding distributions
a. Total distribution per $1,000	4.433333
b. Principal distribution per $1,000	0.000000
c. Interest distribution per $1,000	4.433333

2. Calculation of Class A-2 interest due
a. Class A-2 related Note Rate	5.32000%

b. Class A-2 Note balance - beginning of period	270,200,000.00

c. Accrual convention	30/360
d. Days in Interest Period	N/A

e. Class A-2 interest due - current period	1,197,886.67
f. Class A Interest Carryover Shortfall with respect to Class A-2	0.00
g. Class A-2 interest paid	1,197,886.67
h. Class A-2 unpaid interest with respect to the Distribution Date	0.00

3. Calculation of Class A-2 principal balance
a. Class A-2 Note balance - beginning of period	270,200,000.00
b. Class A Minimum Principal Distributable Amount paid to Class A-2	0.00
c. Class A Additional Principal Distributable Amount paid to Class A-2	0.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-2	0.00
e. Class A-2 Note balance - end of period	270,200,000.00
f. Class A-2 Notes as a percentage of the total Notes outstanding on the Distribution Date	39.277280%
g. Class A-2 Notes as a percentage of the Pool Balance on the Distribution Date	26.512164%
h. Class A-1 and A-2 Notes as a percentage of the Pool Balance on the Distribution Date	31.430603%

C. Class A-3
1. Information regarding distributions
a. Total distribution per $1,000	4.416667
b. Principal distribution per $1,000	0.000000
c. Interest distribution per $1,000	4.416667

2. Calculation of Class A-3 interest due
a. Class A-3 related Note Rate	5.30000%

b. Class A-3 Note balance - beginning of period	235,300,000.00

c. Accrual convention	30/360
d. Days in Interest Period	N/A

e. Class A-3 interest due - current period	1,039,241.67
f. Class A Interest Carryover Shortfall with respect to Class A-3	0.00
g. Class A-3 interest paid	1,039,241.67
h. Class A-3 unpaid interest with respect to the Distribution Date	0.00

3. Calculation of Class A-3 principal balance
a. Class A-3 Note balance - beginning of period	235,300,000.00
b. Class A Minimum Principal Distributable Amount paid to Class A-3	0.00
c. Class A Additional Principal Distributable Amount paid to Class A-3	0.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-3	0.00
e. Class A-3 Note balance - end of period	235,300,000.00
f. Class A-3 Notes as a percentage of the total Notes outstanding on the Distribution Date	34.204086%
g. Class A-3 Notes as a percentage of the Pool Balance on the Distribution Date	23.087758%
h. Class A-1, A-2 and A-3 Notes as a percentage of the Pool Balance on the Distribution Date	54.518361%

D. Class A-4
1. Information regarding distributions
a. Total distribution per $1,000	4.441667
b. Principal distribution per $1,000	0.000000
c. Interest distribution per $1,000	4.441667

2. Calculation of Class A-4 interest due
a. Class A-4 related Note Rate	5.33000%

b. Class A-4 Note balance - beginning of period	132,303,000.00

c. Accrual convention	30/360
d. Days in Interest Period	N/A

e. Class A-4 interest due - current period	587,645.83
f. Class A Interest Carryover Shortfall with respect to Class A-4	0.00
g. Class A-4 interest paid	587,645.83
h. Class A-4 unpaid interest with respect to the Distribution Date	0.00

3. Calculation of Class A-4 principal balance
a. Class A-4 Note balance - beginning of period	132,303,000.00
b. Class A Minimum Principal Distributable Amount paid to Class A-4	0.00
c. Class A Additional Principal Distributable Amount paid to Class A-4	0.00

d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-4	0.00
e. Class A-4 Note balance - end of period	132,303,000.00
f. Class A-4 Notes as a percentage of the total Notes outstanding on the Distribution Date	19.232058%
g. Class A-4 Notes as a percentage of the Pool Balance on the Distribution Date	12.981639%
h. Class A-1, A-2, A-3 and A-4 Notes as a percentage of the Pool Balance on the Distribution Date	67.500000%

III. PRINCIPAL DISTRIBUTABLE AMOUNT CALCULATION

A. Aggregate Optimal Note Principal Balance for the Distribution Date:
The lesser of (x) and (y), but not less than zero:
(x) 67.50% of the Pool Balance as of the end of the related Collection Period	687,929,507.99
(y) Pool Balance as of the end of the Collection Period less $38,524,995.93	980,629,830.72
Aggregate Optimal Note Principal Balance for such Distribution Date	687,929,507.99

B. Optimal Principal Distributable Amount for the Distribution Date:
The excess, if any, of:
(x) Aggregate Note Principal Balance over	723,635,324.27
(y) Aggregate Optimal Note Principal Balance for such Distribution Date	687,929,507.99
Optimal Principal Distributable Amount	35,705,816.28

C. Class A Minimum Principal Distributable Amount:
Greater of (x), (y), or (z):
(x) The lesser of:
(i) Optimal Principal Distributable Amount	35,705,816.28
(ii) BOM Principal Balance less EOM Principal Balance	41,425,407.87
(iii) Aggregate Note Principal Balance	723,635,324.27
(y) The amount necessary on a Note's Scheduled Maturity Date to bring the Note's
Aggregate Note Principal Balance to zero	0.00
(z) The excess of the Aggregate Note Principal Balance over the Pool Balance	0.00
Class A Minimum Principal Distributable Amount	35,705,816.28

D. Class A Additional Principal Distributable Amount:
Excess of:
(x) Aggregate Note Principal Balance	723,635,324.27
Less: Class A Minimum Principal Distributable Amount paid over	35,705,816.28
(y) Aggregate Optimal Note Principal Balance	687,929,507.99
Class A Additional Principal Distributable Amount	0.00

E. Principal Balance Shortfall:
The sum of:
(x) The positive excess, if any, of (i) over (ii):
(i) Aggregate Note Principal Balance (after giving effect for distribution pursuant to
Sect. 3.03 (a)(iv) and before making any distribution pursuant to Sect. 3.03 (b)) over	687,929,507.99
(ii) Pool Balance - as of last day of preceding Collection Period	1,019,154,826.65

(y) The outstanding principal balance of any Class of the Notes on such Class of Notes
Scheduled Maturity Date (after giving effect for distributions pursuant to Sect. 3.03 (a))	0.00
Principal Balance Shortfall	0.00

IV. RESERVE ACCOUNT RECONCILIATION

Beginning Reserve Account Balance	31,817,407.04
Targeted Reserve Account Balance (Sect. 2.01(a))
The lesser of:
(x) The greater of:
(i) 3.0% of the outstanding Pool Balance	30,574,644.80
(ii) 2.0% of the Pool Balance as of the Cut-Off Date	23,707,689.80
(y) Aggregate Note Principal Balance	723,635,324.27
Targeted Reserve Account Balance	30,574,644.80

Reserve Account Shortfall Amount (Sect. 2.01(a))
The excess of:
(x) Targeted Reserve Account Balance	30,574,644.80
(y) Reserve Account Balance for such Distribution Date	31,817,407.04
Reserve Account Shortfall Amount	0.00
Reserve Account Deposit	0.00
Reserve Account withdrawal (Sect. 3.03 (b))	0.00
Reserve Account withdrawal (Sect. 3.03 (d))	1,242,762.24
Total Reserve Account withdrawal	1,242,762.24
Ending Reserve Account Balance	30,574,644.80
Ending Reserve Account Balance as a percentage of the Ending Pool Balance	3.000000%

V. CERTIFICATE CALCULATION

Beginning Certificate Balance	336,944,910.25
Ending Certificate Balance	331,225,318.66
Ending Certificate Balance as a percentage of the Ending Pool Balance	32.500000%

VI. RECONCILIATION OF COLLECTION ACCOUNT

A. Available Funds (Sect. 2.01(a))
1. Collections
a. Collections on Receivables	50,930,653.65
b. Net Liquidation Proceeds	1,221,389.82
c. Substitution Adjustment Amounts	0.00
Total Collections	52,152,043.47
2. Collection and Reserve Account investment income	139,134.53
3. Repurchase Amounts deposited in the Collection Account	0.00

4. Proceeds of any liquidation of the Trust	0.00
Available Funds	52,291,178.00

B. Distribution (Sect. 3.03)

1. Available Funds	52,291,178.00
2. Servicing Fee (If HSBC Finance is no longer the Servicer)	0.00
3. Unpaid Administrator, and Indenture Trustee and Owner Trustee fees	0.00
Remaining Available Funds	52,291,178.00
4. Class A Interest Distributable Amount paid to:

a. Class A-1	406,349.30
b. Class A-2	1,197,886.67
c. Class A-3	1,039,241.67
d. Class A-4	587,645.83
Total Class A Interest Distributable Amount paid	3,231,123.47
Remaining Available Funds	49,060,054.53
5. Class A Minimum Principal Distributable Amount paid to:
a. Class A-1	35,705,816.28

b. Class A-2	0.00

c. Class A-3	0.00
d. Class A-4	0.00
Total Class A Minimum Principal Distributable Amount paid	35,705,816.28
Remaining Available Funds	13,354,238.25
6. Reserve Account Shortfall Amount - deposited	0.00
Remaining Available Funds	13,354,238.25
7. Class A Additional Principal Distributable Amount paid to:

a. Class A-1	0.00
b. Class A-2	0.00
c. Class A-3	0.00
d. Class A-4	0.00
Total Class A Additional Principal Distributable Amount paid	0.00
Remaining Available Funds	13,354,238.25
8. Unpaid Administrator, Indenture Trustee and Owner Trustee indemnity expenses	0.00
Remaining Available Funds	13,354,238.25
9. Amount released from Reserve Account	1,242,762.24
Remaining Available Funds	14,597,000.49
10. Servicer transition expenses	0.00
Remaining Available Funds	14,597,000.49
11. Servicing Fee (If HSBC Finance is the Servicer)	8,230,859.39

Remaining Available Funds for distribution to Certificateholders	6,366,141.10

C. Reserve Account Withdrawal (Sect. 3.03 (b))
1. Servicing Fee Paid from Reserve Account	0.00
2. Unpaid Administrator, and Indenture and Owner Trustee Fees
Paid from Reserve Account	0.00
3. Class A Interest Distributable Amount paid from Reserve Account
a. Class A-1 interest paid from Reserve Account	0.00
b. Class A-2 interest paid from Reserve Account	0.00
c. Class A-3 interest paid from Reserve Account	0.00
d. Class A-4 interest paid from Reserve Account	0.00
4. Class A Principal Balance Shortfall paid from Reserve Account

a. Class-A-1 principal paid from Reserve Account	0.00
b. Class A-2 principal paid from Reserve Account	0.00
c. Class A-3 principal paid from Reserve Account	0.00
d. Class A-4 principal paid from Reserve Account	0.00
5. Total Reserve Account Withdrawal	0.00

VII. OTHER STATISTICS

A. Delinquency and Repossession
1. One payment delinquent - $	25,551,679.18

% of Principal Receivables	2.51%
2. Two payments delinquent - $	6,181,723.29

% of Principal Receivables	0.61%

3. Two or more payments delinquent - $	8,764,947.07

% of Principal Receivables	0.86%
4. Three or more payments delinquent - $	2,583,223.78
% of Principal Receivables	0.25%
5. Repossessed Vehicles	2,804,880.48
% of Principal Receivables	0.28%
B. Other
1. Cumulative Net Loss Percentage	0.30%
2. The weighted average coupon (WAC) was equal to	14.3093%
3. The weighted average remaining maturity (WARM) was equal to	56
4. The weighted average pool seasoning was equal to	12

5. Principal Balance of Receivables that were extended or modified

(and delinquency reset) during the related Collection Period - $	9,055,097.98

6. Principal Balance of Receivables that were extended or modified
(and delinquency reset) during the related Collection Period as a
percentage of the Pool Balance at the end of such Collection Period - %	0.89%
7. Number of Contracts - end of Collection Period	63,875

SERVICER'S CERTIFICATE
(Delivered pursuant to Section 4.9
of the Sale and Servicing Agreement)

HSBC FINANCE CORPORATION,
("HSBC FINANCE"), as Servicer
HSBC AUTO RECEIVABLES CORPORATION

HSBC Automotive Trust (USA) 2007-1
Class A Notes

The undersigned, a duly authorized representative of HSBC Finance Corporation,
("HSBC Finance"), as Servicer (the "Servicer"), pursuant to the Sale and Servicing
Agreement, dated as of January 31, 2007, by and among the Servicer,
HSBC Automotive Trust (USA) 2007-1, as issuer (the "Issuer"), HSBC Auto Receivables Corporation, as Seller (the "Seller"), Deutsche Bank Trust Company Americas, as Indenture Trustee
(the "Indenture Trustee"), and HSBC Bank USA, National Association, as Administrator
(the "Administrator") does hereby certify with respect to the information set forth below as follows:

1. Capitalized terms used in this Certificate shall have the respective meanings set forth in the Sale and Servicing Agreement and Series 2007-1 Supplement, dated as of
January 31, 2007, by and among the Servicer, Issuer, Seller, Indenture Trustee, Administrator,
and U.S. Bank Trust National Association, as Owner Trustee (the "Owner Trustee").

2. HSBC FINANCE was, as of the date hereof, the Servicer
under the Sale and Servicing Agreement.

3. The undersigned was a Servicing Officer.

4. This Certificate relates to the Distribution Date occurring on June 18, 2007.

5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Sale and Servicing
Agreement through the Collection Period with respect to such Distribution Date or, if there has been a default in the performance of any such obligation, has set forth in detail (i) the nature of such default, (ii) the action taken by the Seller and Servicer, if any, to remedy such default and (iii) the current status of each such default.

6. As of the date hereof, to the best knowledge of the undersigned, no lien has been placed on any of the Receivables other than pursuant to the Basic Documents
(or if there was a lien, such lien consists of: ______________________).

7. The amounts specified to be deposited into and withdrawn from the Collection Account, as well as the amounts specified to be paid to the Issuer, the Servicer, the Noteholders and the Certficateholder are all in accordance with the requirements of the Sale and
Servicing Agreement.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this
June 13, 2007

HSBC FINANCE CORPORATION
as Servicer

By: /s/ Joyce A. Bevacqua
Title: Servicing Officer